CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 139,372	$ 93,562
Trade receivables (net of allowance for doubtful accounts of $2,497 and $1,247 at December 31, 2019 and 2018, respectively)		78,282	72,555
Other accounts receivable and prepaid expenses		34,066	25,495
Inventories		122,686	158,492
Total current assets		374,406	350,104
Long-term assets:
Severance pay fund		3,475	3,591
Other long-term receivables		3,176	5,435
Deferred tax assets, net		7,881	6,372
Long-term deposits and prepaid expenses		2,887	2,799
Property, plant and equipment, net		204,776	213,338
Operating lease right-of-use assets		72,047
Goodwill		35,218	35,283
Total long-term assets		329,460	266,818
Total assets		703,866	616,922
Current liabilities:
Short-term bank credit			7,567
Trade payables		53,072	55,787
Related party and other loan	[1],[2]	2,212	2,908
Short term legal settlements and loss contingencies		28,300	13,146
Accrued expenses and other liabilities		42,782	31,873
Total current liabilities		126,366	111,281
Long-term liabilities:
Long-term loan and financing liability of land from a related party	[1]	7,915	7,089
Accrued severance pay		4,333	4,695
Long-term warranty provision		1,385	1,267
Long term legal settlements and loss contingencies		21,505	26,089
Long-term operating lease liabilities		64,638
Total long-term liabilities		99,776	39,140
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2019 and 2018; 35,500,872 and 35,466,307 issued at December 31, 2019 and 2018; 34,397,776 and 34,363,211 shares outstanding at December 31, 2019 and 2018, respectively		371	371
Additional paid-in capital		157,225	153,593
Capital fund related to non-controlling interest		(5,587)	(5,587)
Accumulated other comprehensive income (loss), net		(3,288)	(3,177)
Retained earnings		368,433	360,731
Treasury shares at cost - 1,103,096 ordinary shares at December 31, 2019 and 2018		(39,430)	(39,430)
Total equity		477,724	466,501
Total liabilities and equity		$ 703,866	$ 616,922

[1]	In September, 2012, a financing leaseback of $10,900 related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.07% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders at that time CIOT and the Company, on a pro rata basis. Although the Company acquired CIOT ownership interest in Caesarstone Canada Inc. during December, 2018, the loan continues to bear interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25% (See also note 1c). The interest accrued on the loan is payable on a quarterly basis. Such loan will be repaid in three equal installments commencing 2020.